Supplement Dated August 27, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated August 27, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.24%
Total Annual Fund Operating Expenses	1.66%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$169	$523

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.30%
Total Annual Fund Operating Expenses	1.72%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$175	$542

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.09%
Total Annual Fund Operating Expenses	1.51%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$154	$477

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.42%
Total Annual Fund Operating Expenses	1.84%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$187	$579

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please delete the table following the first paragraph in its entirety and replace it with the following:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Diversified Frontier Markets

Global Real Estate

Global Tactical Allocation

Inflation-Protected Securities

Infrastructure

International Equity

International Equity Income

International Small Cap

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. High Yield

In summary prospectus for the Curian Guidance – Maximize Income Fund, the Curian Guidance – Balanced Income Fund, the Curian Guidance – Rising Income Fund, the Curian Guidance – Moderate Growth Fund, the Curian Guidance – Maximum Growth Fund, the Curian Guidance – Tactical Moderate Growth Fund, and the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risks:

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.48%
Total Annual Fund Operating Expenses	1.90%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$193	$597

In summary prospectus for the Curian Guidance – Institutional Alt 65 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed-Income
Bank Loan Emerging Markets Debt Inflation-Protected Securities Investment Grade Multisector Bond U.S. High Yield

Balanced
Global Tactical Allocation

Risk Management Asset Allocation

Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Other Expenses 1	0.22%
Acquired Fund Fees and Expenses 2	1.69%
Total Annual Fund Operating Expenses	2.11%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.

2 Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses.  The “Acquired Fund Fees and Expenses” amount shown in the table is based upon the Fund’s estimated allocations to the Underlying Funds during the Fund’s initial fiscal year.  The Fund’s investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$214	$661

In summary prospectus for the Curian Guidance – Institutional Alt 100 Fund, in the section entitled “Principal Investment Strategies,” please delete the tables following the second paragraph in its entirety and replace it with the following:

Traditional Asset Class and Strategies
Money Market Funds

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Real Estate Listed Private Equity Market Neutral Merger Arbitrage Natural Resources Precious Metals

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.59%
Total Annual Fund Operating Expenses	1.69%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$172	$533

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	0.29%
Total Annual Fund Operating Expenses	1.39%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$142	$440

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expenses ,” please delete the table entitled “ Annual Fund Operating Expenses ” in its entirety and replace it with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses 1	2.91%
Total Annual Fund Operating Expenses	4.06%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.  The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%.  The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “ Expense Example ,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:

1 year	3 years
$408	$1,235

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":